UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Gain (loss) related to pension and post-retirement benefit plans	$ (5.0)	$ (3.6)
Share of equity method investment’s comprehensive losses from continuing operations	$ 1.0	$ (0.6)